Description of the Company and Summary of Significant Accounting Policies (Tables)	3 Months Ended
Apr. 02, 2023
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Trade Receivable and Allowance for Credit Losses

(Dollars in Millions)	2022	2021	2020
Allowance for credit losses, beginning of period	$(32)	$(37)	$(35)
Provision	(9)	(4)	(9)
Utilization	5	8	6
Currency translation adjustment	1	1	1
Allowance for credit losses, end of period	$(35)	$(32)	$(37)

Property, Plant and Equipment
Property, plant and equipment are stated at cost less accumulated depreciation. The Company utilizes the straight-line method of depreciation over the estimated useful lives.

Building and building equipment	20 - 30 years
Land and leasehold improvements	10 - 20 years
Machinery and equipment	2 - 13 years
Software	3 - 8 years
At the end of fiscal years 2022 and 2021, property, plant and equipment at cost and accumulated depreciation were:

(Dollars in Millions)	2022	2021
Machinery and equipment	$2,280	$2,416
Buildings and building equipment	1,709	1,744
Software	1,329	1,303
Construction in progress	307	228
Land and land improvements	75	79
Total property, plant and equipment, gross	$5,700	$5,770
Less: accumulated depreciation	(3,880)	(3,943)
Total property, plant and equipment, net	$1,820	$1,827

Schedule of Lease Maturity
The estimated operating lease future payments before tax for the five succeeding years and thereafter is approximately:

(Dollars in Millions)
2023	$31
2024	25
2025	14
2026	12
2027	9
Thereafter	63
Total	154
Less: Imputed Interest	(38)
Total current and non-current lease liability	$116